SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) - USD ($)	7 Months Ended	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2021	Oct. 18, 2021	Jan. 01, 2021	Dec. 31, 2020
Property, Plant and Equipment [Line Items]
Operating lease assets	$ 86,033,000	$ 86,033,000			$ 0
Operating lease liabilities	88,480,000	88,480,000			$ 0
Consideration paid	$ 505,214,000
Intangible asset impairment		0
Goodwill impairment		$ 0
Public warrants provision, amounts of shareholders needed to accept tender offer resulting in cash entitlements	50.00%	50.00%
Minimum
Property, Plant and Equipment [Line Items]
General depreciation period of fixed assets		3 days
Maximum
Property, Plant and Equipment [Line Items]
General depreciation period of fixed assets		7 years
Equity Interest Consideration
Property, Plant and Equipment [Line Items]
Consideration paid	$ 455,000,000.0	$ 455,000,000.0
Cash Consideration
Property, Plant and Equipment [Line Items]
Consideration paid		$ 50,200,000
Class A Shares
Property, Plant and Equipment [Line Items]
Strategic Revenue Share Purchase Consideration, shares issued (in shares)			29,701,013
Accounting Standards Update 2016-02
Property, Plant and Equipment [Line Items]
Operating lease assets				$ 13,800,000
Operating lease liabilities				$ 14,400,000